Investment Risks	Apr. 30, 2026
VIPHedgedEquityPortfolio-InvestorPRO | VIP Hedged Equity Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPHedgedEquityPortfolio-InvestorPRO | VIP Hedged Equity Portfolio | OptionsRiskMember
Prospectus Line Items
Risk [Text Block]	Options Risk. The fund may purchase or write (i.e., sell) put and call options. Under certain circumstances, the fund may be required to buy or sell the underlying reference at a disadvantageous price, resulting in a loss. Options may involve economic leverage, which could result in greater volatility in price movement. Certain transaction costs associated with purchasing and writing options may impact the fund's returns.
VIPHedgedEquityPortfolio-InvestorPRO | VIP Hedged Equity Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
VIPHedgedEquityPortfolio-InvestorPRO | VIP Hedged Equity Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPHedgedEquityPortfolio-InitialServiceService2PRO | VIP Hedged Equity Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPHedgedEquityPortfolio-InitialServiceService2PRO | VIP Hedged Equity Portfolio | OptionsRiskMember
Prospectus Line Items
Risk [Text Block]	Options Risk. The fund may purchase or write (i.e., sell) put and call options. Under certain circumstances, the fund may be required to buy or sell the underlying reference at a disadvantageous price, resulting in a loss. Options may involve economic leverage, which could result in greater volatility in price movement. Certain transaction costs associated with purchasing and writing options may impact the fund's returns.
VIPHedgedEquityPortfolio-InitialServiceService2PRO | VIP Hedged Equity Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
VIPHedgedEquityPortfolio-InitialServiceService2PRO | VIP Hedged Equity Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
Document Type	485BPOS